UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 93.7%
AUSTRALIA 3.5%
INDUSTRIALS
AIRPORT SERVICES 1.4%
Macquarie Airports(a)	487,700	$1,072,204
HIGHWAYS & RAILTRACKS 2.1%
Transurban Group(a)	372,500	1,707,149
TOTAL AUSTRALIA		2,779,353
AUSTRIA 0.5%
UTILITIES—ELECTRIC UTILITIES
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)(a)	6,000	369,251
BRAZIL 2.0%
INDUSTRIALS 0.6%
HIGHWAYS & RAILTRACKS 0.4%
Cia de Concessoes Rodoviarias	24,000	315,308
MARINE PORTS & SERVICES 0.2%
Santos Brasil Participacoes SA	15,500	143,360
TOTAL INDUSTRIALS		458,668
UTILITIES—ELECTRIC UTILITIES 1.4%
Cia Energetica de Minas Gerais	17,000	335,580
EDP - Energias do Brasil SA	31,000	388,050
Eletropaulo Metropolitana SA	29,000	403,857
		1,127,487
TOTAL BRAZIL		1,586,155
CANADA 4.3%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION
Enbridge	31,700	1,172,982

	Number
	of Shares	Value

TransCanada Corp.	62,500	$2,241,602
		3,414,584
CHINA 0.0%
INDUSTRIALS—HIGHWAYS & RAILTRACKS
Zhejiang Expressway Co., Ltd. (a)	200	119
FINLAND 0.5%
UTILITIES—ELECTRIC UTILITIES
Fortum Oyj (a)	12,034	403,852
FRANCE 12.5%
INDUSTRIALS 5.7%
AIRPORT SERVICES 0.8%
ADP(a)	8,200	677,049
CONSTRUCTION & ENGINEERING 4.9%
Vinci SA(a)	83,000	3,910,635
TOTAL INDUSTRIALS		4,587,684
TELECOMMUNICATION SERVICES 1.0%
Eutelsat Communications (a),(b)	29,000	771,409
UTILITIES 5.8%
ELECTRIC UTILITIES 1.4%
Electricite de France(a)	15,289	1,105,599
GAS UTILITIES 3.4%
Gaz de France S.A.(a)	53,178	2,766,655
MULTI UTILITIES 0.5%
Veolia Environnement(a)	10,000	411,411
WATER UTILITIES 0.5%
Suez Environnement SA(a),(b)	15,500	381,648
TOTAL UTILITIES		4,665,313
TOTAL FRANCE		10,024,406

	Number
	of Shares	Value

GERMANY 8.3%
INDUSTRIALS 1.7%
AIRPORT SERVICES 1.2%
Fraport AG(a)	16,200	$962,738
MARINE PORTS & SERVICES 0.5%
Hamburger Hafen und Logistik AG(a)	6,000	355,880
TOTAL INDUSTRIALS		1,318,618
UTILITIES 6.6%
ELECTRIC UTILITIES 5.2%
CEZ AS(a)	3,442	212,311
E.ON AG (ADR)(a)	78,100	3,931,310
		4,143,621
MULTI UTILITIES 1.4%
RWE AG(a)	12,267	1,169,494
TOTAL UTILITIES		5,313,115
TOTAL GERMANY		6,631,733
HONG KONG 1.1%
UTILITIES
ELECTRIC UTILITIES 0.7%
CLP Holdings Ltd. (a)	69,000	556,605
GAS UTILITIES 0.4%
Hong Kong and China Gas Co., Ltd. (a)	158,100	360,897
TOTAL HONG KONG		917,502
ITALY 5.5%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 3.6%
Atlantia S.p.A.(a)	137,500	2,832,940
UTILITIES 1.9%
ELECTRIC UTILITIES 1.6%
Enel S.p.A.(a)	158,800	1,325,612

	Number
	of Shares	Value

GAS UTILITIES 0.3%
Snam Rete Gas S.p.A.(a)	35,000	$211,517
TOTAL UTILITIES		1,537,129
TOTAL ITALY		4,370,069
JAPAN 4.2%
UTILITIES
ELECTRIC UTILITIES 3.1%
Chubu Electric Power Co.(a)	9,000	212,065
Kansai Electric Power Co. (The)(a)	42,900	954,460
Tokyo Electric Power Co. (The)(a)	53,300	1,311,415
		2,477,940
GAS UTILITIES 1.1%
Osaka Gas Co.(a)	70,000	241,031
Tokyo Gas Co.(a)	150,000	625,870
		866,901
TOTAL JAPAN		3,344,841
LUXEMBOURG 4.5%
TELECOMMUNICATION SERVICES
SES SA(a)	174,000	3,601,929
MEXICO 0.6%
INDUSTRIALS—AIRPORT SERVICES
Grupo Aeroportuario del Sureste SAB de CV	101,000	496,296
NETHERLANDS 0.2%
INDUSTRIALS—MARINE PORTS & SERVICES
Koninklijke Vopak NV(a)	4,000	188,184
SPAIN 9.7%
INDUSTRIALS 5.4%
CONSTRUCTION & ENGINEERING 1.3%
Grupo Ferrovial, S.A.(a)	22,500	1,034,318
HIGHWAYS & RAILTRACKS 4.1%
Abertis Infraestructuras S.A.(a)	120,000	2,361,986

	Number
	of Shares	Value

Cintra Concesiones de Infraestructuras de Transporte SA(a)	79,000	$928,481
		3,290,467
TOTAL INDUSTRIALS		4,324,785
UTILITIES 4.3%
ELECTRIC UTILITIES 3.0%
Iberdrola SA(a)	219,000	2,224,813
Red Electrica de Espana(a)	4,000	203,686
		2,428,499
GAS UTILITIES 0.9%
Enagas(a)	34,000	733,172
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
Iberdrola Renovables(a),(b)	66,000	288,386
TOTAL UTILITIES		3,450,057
TOTAL SPAIN		7,774,842
UNITED KINGDOM 5.0%
TELECOMMUNICATION SERVICES 0.6%
Inmarsat PLC(a)	55,000	480,837
UTILITIES 4.4%
ELECTRIC UTILITIES 1.5%
Scottish and Southern Energy PLC(a)	47,867	1,218,013
MULTI UTILITIES 2.1%
Centrica PLC(a)	198,800	1,118,599
United Utilities Group PLC(a)	44,354	550,432
		1,669,031
WATER UTILITIES 0.8%
Severn Trent PLC(a)	26,000	630,879

	Number
	of Shares	Value

TOTAL UTILITIES		$3,517,923
TOTAL UNITED KINGDOM		3,998,760
UNITED STATES 31.3%
ENERGY 2.8%
OIL & GAS STORAGE & TRANSPORTATION
Energy Transfer Partners LP	2,935	108,096
Kinder Morgan Energy Partners LP	8,000	416,240
Plains All American Pipeline LP	3,000	118,860
Spectra Energy Corp.	19,421	462,220
Williams Cos. (The)	48,928	1,157,147
		2,262,563
TELECOMMUNICATION—WIRELESS
TELECOMMUNICATION SERVICES 7.8%
American Tower Corp.(b)	109,073	3,923,356
Crown Castle International Corp.(b)	59,425	1,721,542
SBA Communications Corp.(b)	24,300	628,641
		6,273,539
UTILITIES 20.7%
ELECTRIC UTILITIES 13.9%
Allegheny Energy	10,672	392,409
Duke Energy Corp.	67,400	1,174,782
Entergy Corp.	11,704	1,041,773
Exelon Corp.	32,035	2,006,032
FirstEnergy Corp.	18,054	1,209,438
FPL Group	22,536	1,133,561
Great Plains Energy	4,086	90,791
ITC Holdings Corp.	7,000	362,390
Northeast Utilities	33,845	868,124
PPL Corp.	15,772	583,879

	Number
	of Shares	Value

Southern Co.	58,915	$2,220,506
		11,083,685
GAS UTILITIES 1.1%
Equitable Resources	13,586	498,335
Southern Union Co.	19,797	408,808
		907,143
MULTI UTILITIES 5.7%
Consolidated Edison	16,000	687,360
PG&E Corp.	34,062	1,275,622
Public Service Enterprise Group	18,330	601,041
Sempra Energy	6,601	333,152
Wisconsin Energy Corp.	23,428	1,051,917
Xcel Energy	29,000	579,710
		4,528,802
TOTAL UTILITIES		16,519,630
TOTAL UNITED STATES		25,055,732
TOTAL COMMON STOCK
(Identified cost—$87,009,132)		74,957,608

Number of
Rights

RIGHTS 0.0%
BRAZIL
EDP - Energias do Brasil SA, expire 10/13/08(b)
(Identified cost—$0)	10,372,755	27,255

		Number
		of Shares	Value

SHORT-TERM INVESTMENTS	1.5%
UNITED STATES
Federated U.S. Treasury Cash Reserves Fund, 0.99% (c)
(Identified cost—$1,200,000)		1,200,000	$1,200,000

TOTAL INVESTMENTS (Identified cost—$88,209,132)	95.2%		76,184,863

OTHER ASSETS IN EXCESS OF LIABILITIES	4.8%		3,842,541

NET ASSETS	100.0%		$80,027,404

Glossary of Portfolio Abbreviation

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the fund.

(a)   Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 55.5 % of net assets.

(b)   Non-income producing security.

(c)   Rate quoted represents the seven day yield of the Fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$76,184,863	$30,961,670	$45,223,193	$—

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$3,144,685
Gross unrealized depreciation	(15,168,954)
Net unrealized depreciation	$(12,024,269)

Cost for federal income tax purposes	$88,209,132

Item 2. Controls and Procedures

(a)                             The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                            During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                             Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin

Name:  Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: November 26, 2008